Inventories - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories [abstract]
Inventories impairment	€ 700	€ 376	€ 492
Inventory write off	€ 700	€ 376	€ 492